BNY Mellon Small Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.1%
Automobiles & Components — 1.2%
LCI Industries	21,382	2,263,926
Visteon Corp.(a)	14,298	1,418,505
		3,682,431
Banks — 16.1%
Bank OZK	73,736	3,840,908
BankUnited, Inc.	75,988	3,681,619
Business First Bancshares, Inc.	63,905	1,963,801
Columbia Banking System, Inc.	134,649	4,315,501
First Busey Corp.	105,378	3,108,651
First Horizon Corp.	154,947	3,972,841
Metropolitan Bank Holding Corp.	40,570	4,006,693
Origin Bancorp, Inc.	63,967	3,271,912
Pinnacle Financial Partners, Inc.	21,026	2,121,103
Simmons First National Corp., Cl. A	190,472	4,314,191
SouthState Bank Corp.	34,856	3,482,114
Texas Capital Bancshares, Inc.	36,828	3,802,859
Third Coast Bancshares, Inc.(b)	75,536	3,051,654
United Community Banks, Inc.	131,581	4,617,177
		49,551,024
Capital Goods — 9.5%
BWX Technologies, Inc.	14,957	2,911,380
Flowserve Corp.	30,547	2,265,366
Fluor Corp.(b)	48,636	2,548,040
Gates Industrial Corp. PLC(b)	176,416	4,934,356
Hayward Holdings, Inc.(a),(b)	181,179	3,136,208
Herc Holdings, Inc.	20,934	3,000,680
Janus International Group, Inc.(b)	322,499	1,789,869
Matrix Service Co.(b)	105,329	1,443,007
Sensata Technologies Holding PLC	75,123	3,586,372
Tennant Co.	40,723	3,564,891
		29,180,169
Commercial & Professional Services — .9%
HNI Corp.(a)	54,021	2,182,989
Korn Ferry	6,292	418,921
		2,601,910
Consumer Discretionary Distribution & Retail — 3.1%
Bath & Body Works, Inc.	108,084	2,499,983
Monro, Inc.(a)	159,668	2,731,919
Stitch Fix, Inc., Cl. A(b)	348,114	1,430,749
Valvoline, Inc.(a),(b)	68,241	2,698,249
		9,360,900
Consumer Durables & Apparel — 3.4%
Carter’s, Inc.	67,781	2,789,866
Levi Strauss & Co., Cl. A	82,464	2,047,581
Meritage Homes Corp.	26,414	2,214,814
YETI Holdings, Inc.(b)	71,083	3,522,874
		10,575,135

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.1% (continued)
Consumer Services — 2.5%
First Watch Restaurant Group, Inc.(b)	153,301	1,976,050
Genius Sports Ltd.(b)	354,642	2,149,131
Lindblad Expeditions Holdings, Inc.(b)	75,317	2,126,952
Target Hospitality Corp.(b)	75,829	1,543,878
		7,796,011
Energy — 7.1%
BKV Corp.(b)	114,812	3,141,256
Cactus, Inc., Cl. A	72,337	3,705,825
California Resources Corp.	68,477	3,620,379
CNX Resources Corp.(b)	56,636	1,921,659
Crescent Energy Co., Cl. A	332,127	3,261,487
Liberty Energy, Inc.(a)	116,379	3,047,966
PBF Energy, Inc., Cl. A	67,032	3,051,297
		21,749,869
Equity Real Estate Investment Trusts — 8.8%
Americold Realty Trust, Inc.(a),(c)	148,324	2,331,653
COPT Defense Properties(c)	63,731	2,319,171
Diversified Healthcare Trust(c)	45,503	423,178
EPR Properties(c)	50,138	2,908,505
Healthpeak Properties, Inc.(c)	152,896	3,271,974
Millrose Properties, Inc.(c)	100,871	3,031,174
National Healthcare Properties, Inc.(b),(c)	115,880	1,697,642
NETSTREIT Corp.(a),(c)	168,311	3,556,412
Rayonier, Inc.(c)	176,982	3,766,177
Ryman Hospitality Properties, Inc.(c)	11,884	1,527,688
STAG Industrial, Inc.(c)	57,035	2,170,752
		27,004,326
Financial Services — 6.9%
Etoro Group Ltd., Cl. A(b)	69,592	2,746,796
Marex Group PLC	56,960	3,471,712
Moelis & Co., Cl. A	33,660	2,202,037
PennyMac Financial Services, Inc.	42,098	3,666,736
PJT Partners, Inc., Cl. A	13,397	2,022,143
PROG Holdings, Inc.	94,790	4,418,162
Voya Financial, Inc.	25,406	2,300,005
WisdomTree, Inc.	23,155	392,246
		21,219,837
Food, Beverage & Tobacco — 1.8%
Celsius Holdings, Inc.(b)	52,653	1,541,680
J & J Snack Foods Corp.	25,815	1,896,111
Nomad Foods Ltd.	204,203	2,236,023
		5,673,814
Health Care Equipment & Services — 5.8%
Alignment Healthcare, Inc.(b)	221,136	5,265,248
Encompass Health Corp.	3,047	307,991
Envista Holdings Corp.(b)	100,626	2,651,495
HealthEquity, Inc.(b)	23,726	2,142,932
Omnicell, Inc.(b)	52,197	2,167,219
Privia Health Group, Inc.(b)	154,376	3,972,095
Strata Critical Medical, Inc.(a),(b)	248,743	1,310,876
		17,817,856

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.1% (continued)
Insurance — 2.3%
Palomar Holdings, Inc.(b)	25,438	3,215,109
The Baldwin Insurance Group, Inc.(b)	147,947	3,932,431
		7,147,540
Materials — 4.1%
Alamos Gold, Inc., Cl. A	53,640	1,627,438
Alcoa Corp.	42,359	2,208,598
Element Solutions, Inc.	65,111	3,109,050
Ivanhoe Electric, Inc.(b)	128,022	1,230,291
Methanex Corp.	47,091	2,173,250
TriMas Corp.	51,165	2,303,960
		12,652,587
Media & Entertainment — 3.0%
John Wiley & Sons, Inc., Cl. A	69,584	3,375,520
Lionsgate Studios Corp.(b)	28,941	443,087
Magnite, Inc.(b)	168,662	3,201,205
Starz Entertainment Corp.(b)	76,860	2,218,179
		9,237,991
Pharmaceuticals, Biotechnology & Life Sciences — 4.5%
Cytokinetics, Inc.(b)	28,086	2,392,646
Kiniksa Pharmaceuticals International PLC(b)	29,259	1,871,113
Mirum Pharmaceuticals, Inc.(a),(b)	24,951	2,921,014
Rhythm Pharmaceuticals, Inc.(b)	25,532	2,834,818
Syndax Pharmaceuticals, Inc.(b)	113,366	2,478,181
VeraDermics, Inc.(b)	10,199	1,253,865
		13,751,637
Real Estate Management & Development — .5%
Newmark Group, Inc., Cl. A	111,182	1,679,960
Semiconductors & Semiconductor Equipment — 4.1%
Diodes, Inc.(b)	25,653	2,807,464
Kulicke & Soffa Industries, Inc.	17,826	2,384,406
Silicon Motion Technology Corp., ADR	11,703	3,900,961
Veeco Instruments, Inc.(a),(b)	44,178	3,348,693
		12,441,524
Software & Services — 1.4%
Cellebrite DI Ltd.(b)	284,149	4,148,575
Technology Hardware & Equipment — 3.6%
Bel Fuse, Inc., Cl. B	13,023	4,337,180
Novanta, Inc.(a),(b)	22,264	3,612,112
Viavi Solutions, Inc.(b)	64,735	3,091,096
		11,040,388
Telecommunication Services — 1.1%
Iridium Communications, Inc.	21,216	1,163,698
Lumen Technologies, Inc.(b)	274,525	2,108,352
		3,272,050
Transportation — 1.2%
Allegiant Travel Co.(b)	32,300	3,798,480
Utilities — 3.2%
Hallador Energy Co.(a),(b)	87,405	1,519,973
MDU Resources Group, Inc.	154,413	3,275,100

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.1% (continued)
Utilities — 3.2% (continued)
ONE Gas, Inc.	32,003	2,466,471
Southwest Gas Holdings, Inc.	29,058	2,576,863
		9,838,407
Total Equity Securities - Common Stocks (cost $235,498,988)		295,222,421
Equity Securities - Private Equity — .3%
Real Estate Management & Development — .1%
Roofstock, Ser. E (b),(d)	41,269	161,362
Software & Services — .2%
Locus Robotics, Ser. F (b),(d)	14,518	715,447
Total Equity Securities - Private Equity (cost $1,841,068)		876,809

	1-Day Yield (%)
Investment Companies — 3.4%
Registered Investment Companies — 3.4%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $10,457,312)	3.70	10,457,312	10,457,312
Investment of Cash Collateral for Securities Loaned — .7%
Registered Investment Companies — .7%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $2,092,342)	3.70	2,092,342	2,092,342
Total Investments (cost $249,889,710)		100.5%	308,648,884
Liabilities, Less Cash and Receivables		(.5%)	(1,439,146)
Net Assets		100.0%	307,209,738

ADR—American Depositary Receipt

(a)
Security, or portion thereof, on loan. At June 30, 2026, the value of the fund’s securities on loan was $21,522,473 and the value of the collateral was
$21,789,640, consisting of cash collateral of $2,092,342 and U.S. Government & Agency securities valued at $19,697,298.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	Investment in real estate investment trust within the United States.
(d)	The fund held Level 3 securities at June 30, 2026. These securities were valued at $876,809 or .3% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Small Cap Value Fund
June 30, 2026 (Unaudited)
The following is a summary of the inputs used as of June 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	295,222,421	—	—	295,222,421
Equity Securities - Private Equity	—	—	876,809	876,809
Investment Companies	12,549,654	—	—	12,549,654
	307,772,075	—	876,809	308,648,884

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At June 30, 2026, accumulated net unrealized appreciation on investments was $58,759,174, consisting of $66,122,031 gross unrealized appreciation and $7,362,857 gross unrealized depreciation.
At June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.